Capital Stock	12 Months Ended
Sep. 30, 2011
Capital Stock [Abstract]
Capital Stock

10. Capital Stock

The 29,956,904 and 29,839,343 common shares as presented in the accompanying Consolidated Balance Sheets at September 30, 2011, and 2010 represent the actual number of shares issued at the respective dates. The Company held 3,320,926 and 3,338,986 common shares in treasury at September 30, 2011, and 2010, respectively.

In July 2010, the Company's Board of Directors authorized an open market common stock repurchase program of the Company's shares at a value not to exceed $30 million, subject to market conditions and other factors which covers the period through September 30, 2012. There were no stock repurchases during 2011, 2010 or 2009.